MARKET RELATED EXPOSURE (Tables)	12 Months Ended
Dec. 31, 2020
MARKET RELATED EXPOSURE [Abstract]
Commercial Paper Program and Credit Facility
The following is a summary of the credit facility at December 31, 2020:

(In millions)	Amount	Debt Outstanding	Commercial Paper Outstanding	Letters of Credit	Unused Capacity	Maturity
Five-year revolving credit facility	€1,000.0	€-	€393.0	€-	€607.0	January 2023

Undiscounted Financial Liabilities
The contractual, undiscounted repayment schedule of financial liabilities at December 31, 2020 is as follow:

(In millions)	2021	2022	2023	2024	2025	2026 and beyond	Total
Debt	€402.4	€-	€-	€-	€-	€-	€402.4
Accounts payable, trade	1,259.4	-	-	-	-	-	1,259.4
Derivative financial instruments	8.2	3.0	0.4				11.5
Redeemable financial liability	115.7	43.8	25.0	16.5			201.0
Due to TechnipFMC - Trade payable	73.5						73.5
Due to TechnipFMC - Loans	3.7						3.7
Total financial liabilities as of December 31, 2020	€1,862.9	€46.8	€25.4	€16.5	€-	€-	€1,951.5

The contractual, undiscounted repayment schedule of financial liabilities at December 31, 2019 is as follow:

(In millions)	2020	2021	2022	2023	2024	2025 and beyond	Total
Debt	€581.8	€-	€-	€-	€-	€-	€581.8
Accounts payable, trade	1,199.3	-	-	-	-	-	1,199.3
Derivative financial instruments	42.2	8.7	4.5	0.6	-		56.0
Redeemable financial liability	123.5	106.7	57.9	35.6	13.4	-	337.1
Due to TechnipFMC - Trade payable	20.3	-	-	-	-	-	20.3
Due to TechnipFMC - Loans	4.6	-	-	-	-	-	4.6
Total financial liabilities as of December 31, 2019	€1,971.7	€115.4	€62.4	€36.2	€13.4	€-	€2,199.1

The contractual, undiscounted repayment schedule of financial liabilities at December 31, 2018 is as follow:

(In millions)	2019	2020	2021	2022	2023	2024 and beyond	Total
Debt	€628.5	€-	€-	€-	€-	€-	€628.5
Accounts payable, trade	1,132.3	-	-	-	-	-	1,132.3
Derivative financial instruments	23.3	10.4	2.0	1.4	0.2	-	37.3
Redeemable financial liability	156.5	87.3	124.3	61.1	34.9	21.8	485.9
Due to TechnipFMC - Trade payable	74.8	-	-	-	-	-	74.8
Due to TechnipFMC - Loans	23.6	-	-	-	-	-	23.6
Total financial liabilities as of December 31, 2018	€2,039.0	€97.7	€126.3	€62.5	€35.1	€21.8	€2,382.4

Fixed Rate Borrowings
The Technip Energies Group’s fixed rate borrowings include commercial paper and loans due to TechnipFMC. There are no floating rate borrowings.

	As of December 31,
(In millions)	2020	2019	2018
Commercial paper (Note 17)	€393.0	€580.0	€630.0
Bank borrowings and other (Note 17)	9.4	3.4	-
Loans due to TechnipFMC (Note 25)	3.7	4.6	23.6
Total debt	€406.1	€588.0	€653.6

Credit Risk
Credit risk exposure on trade receivables and contract assets using a provision matrix are set out as follows:

	December 31, 2020
	Days past due
	Current	Less than 3 months	3 to 12 Months	Over 1 year	Total Trade Receivables	Contract Assets
Net carrying amount	€664.1	€212.4	€85.8	€96.8	€1,059.1	€271.8
Weighted average expected credit loss rate	—	—	—	—	0.16%	0.16%

	December 31, 2019
	Days past due
	Current	Less than 3 months	3 to 12 Months	Over 1 year	Total Trade Receivables	Contract Assets
Net carrying amount	€632.1	€117.0	€11.4	€168.0	€928.5	€389.3
Weighted average expected credit loss rate	—	—	—	—	0.16%	0.16%

	December 31, 2018
	Days past due
	Current	Less than 3 months	3 to 12 Months	Over 1 year	Total Trade Receivables	Contract Assets
Net carrying amount	€766.9	€88.5	€60.6	€178.9	€1,094.9	€272.0
Weighted average expected credit loss rate	—	—	—	—	0.14%	0.14%